Financing Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2023
Financing Income (Expenses), Net [Abstract]
Schedule of Financing Income (Expenses)
	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Finance Income:
Revaluation of warrants	$2,191	$-	$-
Deposit interest	178	91	-
Exchange rates	21	-	-
	$2,390	$91	$-
Finance Expenses:
Revaluation of SAFE instruments	$-	$-	$(200)
Issuance costs	(439)	-	-
Exchange rates	-	(22)	(33)
Bank fees	(9)	(7)	(2)
	$(448)	$(29)	$(235)

Total financing income, net	$1,942	$62	$(235)